Fair Value of Financial Assets and Liabilities - Total and Changes in Unrealized Gains or Losses Included in Profit or Loss for Level 3 Financial Assets and Liabilities (Detail) - At fair value [member] - Level 3 [member] - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	¥ 4,986	¥ (6,150)
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held	730	(13,347)
Net interest income [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	1,273	524
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held	762	322
Net trading income (loss) [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	7,064	14,474
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held	7,970	13,148
Net income (loss) from financial assets at fair value through profit or loss [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	(1,353)	575
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held	(1,622)	(3)
Net investment income [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	4,399	7,394
Impairment charges on financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	(6,397)	(29,117)
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held	¥ (6,380)	¥ (26,814)